Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following is a summary of intangible assets as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Customer base arise from acquisition of a subsidiary (Note 3)	$55,000	$55,000
Total intangible assets	55,000	55,000
Less: accumulated amortization	(6,417)	(917)
Intangible assets, net	$48,583	$54,083

Schedule of Amortization Expense	Amortization expense for the next five years is as follows：
Amortization expense
2026	$5,500
2027	11,000
2028	11,000
2029	11,000
2030	10,083
TOTAL	48,583